Statement of Changes in Net Assets Available for Benefits - EBP 95-3520374 001 [Member]	Dec. 31, 2025 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 2,308,554
Interest and dividends	608,372
Net investment income	2,916,926
Interest income on notes receivable from participants	41,937
Contributions:
Employer	467,185
Participant	2,016,717
Rollover	1,279,343
EBP, Change in Net Asset Available for Benefit, Increase from Contribution	3,763,245
Total additions	6,722,108
DEDUCTIONS
Benefits paid to participants	2,241,569
Administrative expenses	63,522
Total deductions	2,305,091
Net increase	4,417,017
End of year	$ 31,155,460